Summary of Significant Accounting Policies (Details 1)	12 Months Ended
Dec. 31, 2025 USD ($)
Beginning	$ 0
Collection of USDT from private placement	6,000,000
Collection of USDT from related party	3,750,000
Paid for acquisition	(9,730,048)
Surcharges	(26)
Ending balance	19,926
Digital assets
Quantity of USDT	19,926
Cost basis USDT	19,926
Financial assets and liabilities measured at fair value	$ 19,958